Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended
	Feb. 01, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	May 01, 2014 Fiber Optic Technology Provider [Member]	Jul. 31, 2014 Feadar S.A [Member]	Sep. 30, 2014 Capital Lease Obligations [Member]	Sep. 30, 2014 Operating Leases [Member]
Purchase of upgraded equipment from non related parties		$ 3,500,000			$ 500,000	$ 2,723,000
Prepayment for equipment from non related parties		1,000,000
Lease term							60 months	3 years
Payment for rent	81,439			81,000
Other non-current assets		488,633	985,863	488,633
Minimum present value of the lease payments			3,100,000
Percentage of lease payment Interest		14.00%	14.00%	14.00%
Additional payment for equipment					$ 500,000
Equipment expected to be delivered date					Jun. 30, 2014